March 29, 2021
VIA EDGAR
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Select Retirement
Nationwide Life Insurance Company
CIK 0000205695
Ladies and Gentlemen:
On behalf of the registrant, please accept this filing of the Registration Statement on Form S-1 for the offering of Individual Supplemental Immediate Fixed Income Annuity Contracts.
This filing is being made pursuant to Rule 415(a)(6) of the Securities Act of 1933 ("Securities Act") for the purpose of replacing a previous registration statement, File No. 333-223955 ("Prior Registration Statement"). Post-Effective Amendment No. 2 for the Prior Registration Statement was reviewed and declared effective by the Securities and Exchange Commission ("SEC") on May 1, 2020.
This filing also includes other changes with the intent of clarifying the disclosure. These changes are noted in the electronic redlined copies. Nationwide represents that although the Registration Statement is not being filed pursuant to Rule 485(b), the materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).
All unsold securities from the Prior Registration Statement will be added to this Registration Statement and the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. As of February 28, 2021, there were $1,446,723 of unsold securities registered pursuant to the Prior Registration Statement. The Registrant previously paid a registration fee with respect to the securities registered pursuant to the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, $168.11 (calculated at the rate in effect at the time of the Prior Registration Statement was filed) of the registration fees paid in connection with the unsold securities shall continue to apply to the unsold securities, and no additional registration fee in respect to such unsold securities is due.
Therefore, the proposed maximum aggregate offering price, including previously registered securities, under this Registration statement is $1,446,723; and the amount of the registration fee that will continue to apply is $168.11.
Additionally, Nationwide acknowledges all of the following:
•	That Nationwide is responsible for the adequacy and accuracy of the disclosure in the initial registration;
•	That comment by the staff of the SEC, or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and
•	That Nationwide may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
We respectfully request an effective date of April 30, 2021. Please call me at (614) 249-7001 with your questions or comments.
Sincerely,
/s/ Benjamin Mischnick
Benjamin Mischnick
Senior Counsel
Nationwide Life Insurance Company